Property and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Recognized loss	$ 1.2
Impairment loss of property and equipment	3.2	$ 3.2
Depreciation expenses	$ 0.7	$ 0.8	$ 0.8